Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Trade and Other Payables

NOTE 17: TRADE AND OTHER PAYABLES

	2022 A$	2021 A$
Current
Trade payables	1,556,881	1,028,744
Accrued expenses	1,229,399	785,646
	2,786,280	1,814,390

The average credit period on purchases of goods is 45 days. No interest is paid on the trade payables. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe.